Investment in Affiliate (Table) (Details) - USD ($)	6 Months Ended
	Jun. 30, 2015	Jun. 30, 2014
Investment in Affiliate [Abstract]
Balance, December 31, 2014	$ 2,956,250
Equity net income of affiliate	173,002	$ (258,022)
Net proceeds from the sale of investment in affiliate	(2,936,196)	$ 0
Loss on investment in affiliate, excluding transfer of equity in other comprehensive loss of affiliate to losses	(193,056)
Balance, June 30, 2015	$ 0